Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	Bank borrowings were as follows as of the respective balance sheet dates:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Long-term bank borrowing, current portion	1,000	-	-
Long-term bank borrowing, non-current portion	9,000	10,000	1,450
	10,000	10,000	1,450